Equity - Other comprehensive income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total OCI attributable to shareholder [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive (loss) income at beginning of period	€ (1,394)	€ (1,850)	€ (1,803)
Currency translation impact	(6,025)	456	(47)
Fair value adjustment	489
Aquuisition non-controlling interest - OCI	(866)
Other comprehensive (loss) income at end of period	(7,796)	(1,394)	(1,850)
Currency translation differences & Other
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive (loss) income at beginning of period	(1,394)	(1,850)	(1,803)
Currency translation impact	(6,025)	456	(47)
Fair value adjustment	0
Aquuisition non-controlling interest - OCI	(866)
Other comprehensive (loss) income at end of period	(8,285)	(1,394)	(1,850)
Fair value adjustment equity investments
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive (loss) income at beginning of period	0	0	0
Currency translation impact	0	0	0
Fair value adjustment	489
Aquuisition non-controlling interest - OCI	0
Other comprehensive (loss) income at end of period	€ 489	€ 0	€ 0